ACCOUNT RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNT RECEIVABLES
Schedule Of Account Receivable
	December 31, 2021	December 31, 2020
Account receivables	$5,627,463	$2,609,520
Account receivables- Related parties	3,603,402	-
	$9,230,865	$2,609,520